NATURE OF OPERATIONS	3 Months Ended
Jun. 30, 2021
Nature Of Operations
NATURE OF OPERATIONS

NOTE 1. NATURE OF OPERATIONS

Portage Biotech Inc. (the "Company" or “Portage”) is incorporated in the British Virgin Islands ("BVI") with its registered office located at FH Chambers, P.O. Box 4649, Road Town, Tortola, BVI. Its Toronto agent, Portage Services Ltd., is located at 6 Adelaide Street East, Suite 300, Toronto, Ontario, M5C 1H6, Canada.

The Company is a reporting issuer with the securities commissions of the provinces of Ontario and British Columbia. Its ordinary shares were listed on the Canadian Stock Exchange (“CSE”) under the symbol “PBT.U”. On February 25, 2021, the ordinary shares of the Company began trading on the NASDAQ Capital Market (“NASDAQ”) under the symbol “PRTG”. The Company voluntarily delisted its common shares from the CSE at the market close on April 23, 2021, since the Company’s shares began trading on NASDAQ.

Portage is a clinical stage immune-oncology company focused on overcoming immune resistance and currently managing 10 immuno-oncology assets at various development stages. We source, nurture and develop the creation of early- to mid-stage, first- and best-in-class therapies for a variety of cancers, by funding, implementing viable, cost effective product development strategies, clinical counsel/trial design, shared services, financial and project management to enable efficient, turnkey execution of commercially informed development plans. Our drug development pipeline portfolio encompasses products or technologies based on biology addressing known resistance pathways/mechanisms of current check point inhibitors with established scientific rationales, including intratumoral delivery, nanoparticles, liposomes, aptamers, and virus-like particles.

On August 13, 2018, the Company reached a definitive agreement to acquire 100% of SalvaRx Limited (“SalvaRx”) in exchange for 8,050,701 ordinary shares of the Company (the "SalvaRx Acquisition"). The SalvaRx Acquisition was completed on January 8, 2019 (the “Acquisition Date”) upon receiving shareholder and regulatory approval. In connection with the SalvaRx Acquisition, the Company acquired interests in SalvaRx’s five research and development invested entities and subsidiaries: iOx Therapeutics Ltd. (“iOx”), Nekonal Oncology Limited (“Nekonal”), Intensity Therapeutics, Inc. (“Intensity”), Saugatuck Therapeutics Ltd. (“Saugatuck”) and Rift Biotherapeutics Inc. (“Rift”).  In connection with the SalvaRx Acquisition, the Company also acquired an option in Nekonal SARL, a Luxembourg-based company holding intellectual property rights for therapeutics and diagnostics in the field of autoimmune disorders and oncology, to participate in the funding of its autoimmune programs. During fiscal 2021, the Company abandoned its interests in Nekonal.

On June 5, 2020, the Company effected a 100:1 reverse stock split. All share and per share information included in the consolidated financial statements have been retroactively adjusted to reflect the impact of the reverse stock split. The shares of ordinary shares authorized remained at an unlimited number of ordinary shares without par value.

Portage filed a registration statement and prospectus with the Securities and Exchange Commission (“SEC”) pursuant to Rule 424(b)(2) under which it may sell shares, debt securities, warrants and units that Portage may sell in one or more offerings from time to time, which became effective on March 8, 2021 (“Registration Statement” or “Prospectus”). The Registration Statement includes:

·	a base prospectus, which covers the offering, issuance and sales by us of up to $200,000,000 in the aggregate of the securities identified above from time to time in one or more offerings;
·	a sales agreement supplemental prospectus covering the offer, issuance and sale by us of up to a maximum aggregate offering price of up to $50,000,000 of our ordinary shares that may be issued and sold from time to time at-the-market, under sales agreement, or sales agreement, with Cantor Fitzgerald & Co., or Cantor Fitzgerald, the sales agent; and
·	a prospectus supplement dated June 24, 2021, for the offer, issuance and sale by us of 1,150,000 ordinary shares for gross proceeds of approximately $26.5 million in a firm commitment underwriting with Cantor Fitzgerald.

The specific terms of any securities to be offered through the sales agreement with Cantor Fitzgerald, in the at the market offering, are specified in the sales agreement prospectus. The $50,000,000 of ordinary shares that may be offered, issued and sold under the sales agreement prospectus is included in the $200,000,000 of securities that may be offered, issued and sold by us under the base prospectus. The sales under the prospectus will be deemed to be made pursuant to an “at the market offering” as defined in Rule 415(a)(4) promulgated under the Securities Act of 1933 (the Securities Act). Upon termination of the sales agreement, any portion of the $50,000,000 included in the sales agreement prospectus that is not sold pursuant to the sales agreement will be available for sale in other offerings pursuant to the base prospectus, and if no shares are sold under the sales agreement, the full $50,000,000 of securities may be sold in other offerings pursuant to the base prospectus. See Note 2, “Liquidity” and Note 14, “Capital Stock” for a further discussion.